SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

The Company has evaluated subsequent events from March 31, 2026 through the date these interim financial statements were issued, in accordance with ASC 855, Subsequent Events. No events were identified that require adjustment to the accompanying financial statements. All subsequent events identified are non-recognized subsequent events.

Divestiture of India Operations — Blue Cloud Share Swap Transaction

On April 6, 2026, the Company entered into a definitive Share Swap Agreement with Blue Cloud Softech Solutions Limited (“Blue Cloud”) (BSE: 539607), a publicly listed Indian technology and infrastructure company, pursuant to which Blue Cloud will acquire 100% of the issued and outstanding equity shares of Global Impex Inc. (“GIX”), a Delaware corporation and subsidiary of the Company, in exchange for newly issued equity shares of Blue Cloud on a preferential basis. GIX holds, directly and through its subsidiaries, the Company’s India-based operating platform, including ConnectM Technology Solutions Private Limited, Cambridge Energy Resources Private Limited, CER Microgrids Private Limited, CER Rooftop Private Limited, and Geo Impex & Logistics Private Limited. GIX is included in the “other” segment.

Under the terms of the agreement, Blue Cloud will issue an aggregate of 170,000,000 equity shares of face value ₹1 each at an issue price of ₹21.93 per share (the “BCSSL Consideration Shares”) to the shareholders of GIX in exchange for 212,500,000 equity shares of GIX, reflecting a swap ratio of 100 Blue Cloud shares for every 125 GIX shares. Of the total consideration shares, ConnectM is expected to receive 160,000,000 shares and AstraBridge Inc., a minority shareholder of GIX, is expected to receive 10,000,000 shares. The implied aggregate transaction value is approximately $39.6 million based on closing exchange rate. The share valuations were determined by an independent IBBI-registered valuer in accordance with the Companies Act, 2013 and SEBI (Issue of Capital and Disclosure Requirements) Regulations, 2018.

Upon closing, ConnectM’s 160,000,000 Blue Cloud shares would represent approximately 17.33% of Blue Cloud’s post-issue equity share capital of 923,081,600 shares. The BCSSL Consideration Shares will rank pari passu with existing Blue Cloud equity shares and will be subject to a lock-in period of six months from the date of trading approval, in accordance with Regulation 167 of the SEBI ICDR Regulations.

On May 4, 2026, Blue Cloud’s shareholders approved the transaction at an Extraordinary General Meeting, including the increase in authorized share capital, the preferential issuance of equity shares for consideration other than cash, and all related resolutions required under Indian corporate and securities law. The transaction remains subject to additional conditions precedent, including receipt of in-principle approval from BSE Limited for the preferential allotment, execution and delivery of all transfer instruments and board resolutions to effect the transfer of GIX shares, and satisfaction of other customary regulatory requirements. Based on the expected regulatory timeline, management currently anticipates that closing will occur during the fourth quarter of calendar year 2026.

The India operations held through GIX contributed approximately $2.7 million in revenue during fiscal year 2025, or approximately 7.7% of the Company’s consolidated annual revenue of $35.8 million. The Company has reviewed its existing merchant cash advance agreements and convertible note instruments and has confirmed that no financial covenants or cross-default provisions are triggered by, or tied to, the India-based assets or operations being divested.

Upon closing, the Company’s Blue Cloud shareholding accounting evaluation is under consideration, with final classification and measurement under U.S. GAAP to be determined based on then-applicable facts and circumstances, including the availability of quoted market prices, the existence of transfer restrictions during the lock-in period, the Company’s level of influence over Blue Cloud, and other relevant considerations. The Company expects the transaction to result in a non-cash gain, subject to final accounting determination at closing.

Acquisition of Harry Kahn Associates, Inc.

On March 10, 2026, the Company entered into an Exchange Agreement (the “HKA Exchange Agreement”) with the stockholders of Harry Kahn Associates, Inc. (“HKA”), a defense-focused technical data development company headquartered in Hagerstown, Maryland. The HKA Exchange Agreement provided for the Company’s acquisition of 100% of the issued and outstanding capital stock of HKA in exchange for 12,500 shares of the Company’s common stock. Closing of the transaction was conditioned upon, among other items, the transfer of the consideration shares to the HKA stockholders, which occurred on April 3, 2026. Accordingly, the Company will account for the acquisition of HKA as a business combination under ASC 805 effective April 3, 2026, the closing date.

HKA is a provider of logistics support analysis databases, technical manuals, and training materials for the U.S. Department of Defense, the U.S. Coast Guard, and major defense original equipment manufacturers including Boeing, Northrop Grumman, and Lockheed Martin. HKA has maintained an uninterrupted contracting relationship with the Naval Air Systems Command since 1976 and holds ISO 9001:2015 certification for technical data development. The acquisition expands the Company’s technology platform into the defense and government infrastructure market and is expected to enable the application of Keen Labs’ AI and data analytics capabilities to predictive maintenance, lifecycle sustainment, and logistics intelligence use cases. In connection with the transaction, HKA issued a $203,072 promissory note to the Company. No cash consideration was paid and no third-party debt was assumed. The Company has allocated HKA to its Other segment for segment reporting purposes; HKA does not meet the quantitative thresholds to qualify as a separately reportable segment under ASC 280.

The initial accounting for the business combination is incomplete as of the date of issuance of these condensed consolidated financial statements. The Company is in the process of identifying and measuring the fair values of assets acquired and liabilities assumed, including identifiable intangible assets such as customer relationships, technical data libraries, and government contract backlog, and expects to finalize the purchase price allocation within the measurement period prescribed by ASC 805, not to exceed one year from the acquisition date.

In connection with the acquisition, the Company will assume a contingent liability arising from a dispute between HKA and a former subcontractor. HKA previously performed work under a U.S. government contract that was terminated for convenience by the prime contractor in December 2023. HKA negotiated a termination settlement with the prime contractor over a period of approximately 20 months, accepted the settlement in November 2025, and executed a mutual release of claims. A former subcontractor of HKA, who performed work under purchase orders related to the terminated contract, has asserted that it is owed approximately $628,000 for work allegedly completed prior to the termination. HKA offered the subcontractor its proportionate share of the termination settlement proceeds of approximately $47,000, which the subcontractor rejected. In February 2026, the subcontractor’s attorney sent a letter to HKA rejecting the settlement amount and proposing an alternative arrangement. As of the date of this filing, no lawsuit or formal legal proceeding has been initiated by the subcontractor against HKA or the Company, and no further communications have been received from the subcontractor or its counsel.

Reverse Stock Split

On April 17, 2026, the Company filed a certificate of amendment to its Second Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to effectuate a 1-for-32 reverse stock split of its common stock. The certificate of amendment became effective for state law purposes at 4:01 p.m. (Eastern Time) on that date, such that the Company’s common stock began trading at market open on April 20, 2026 on a post-reverse stock split basis. The reverse stock split was previously authorized by the Company’s stockholders at a special meeting held on January 15, 2026 (which approved a ratio range between 1-for-5 and 1-for-50), with the final ratio of 1-for-32 subsequently set by the Board of Directors. As a result of the reverse stock split, each 32 shares of common stock outstanding immediately prior to the effective time were combined into one share of common stock, with any resulting fractional shares rounded up to the nearest whole share. The reverse stock split did not change the par value of the common stock or the number of authorized shares.

The reverse stock split was undertaken principally to increase the per-share trading price of the Company’s common stock to a level intended to facilitate a future listing of the common stock on a national securities exchange. Initial listing standards on national securities exchanges, including the NYSE American and the Nasdaq Capital Market, generally require, among other criteria, a minimum per-share bid price of at least $4.00 (subject to certain alternative qualification standards). The Company’s pursuit of a national exchange listing remains subject to satisfaction of all applicable initial listing standards and to acceptance by the relevant exchange, and no assurance can be given that the Company will satisfy such standards or that any such listing will be achieved.

All share and per-share amounts presented in the accompanying condensed consolidated financial statements have been retroactively adjusted to give effect to the reverse stock split for all periods presented. Outstanding options, warrants, and other equity-linked securities, and the per-share exercise and conversion prices thereof, have been correspondingly adjusted in accordance with their respective terms.

Short-Term Bridge Loans

Between April 14, 2026 and May 13, 2026, the Company and its wholly owned subsidiary, Global Impx, Inc., issued three short-term promissory notes (collectively, the “Bridge Notes”) in an aggregate principal amount of $600,000, each to the same unaffiliated third-party lender. The material terms of the individual Bridge Notes are summarized below.

On April 14, 2026, Global Impx, Inc., a wholly owned subsidiary of the Company, issued a short-term promissory note (the “First Bridge Note”) to an unaffiliated third-party lender in the principal amount of $150,000. The First Bridge Note bears interest at a rate of 14% per annum, computed on a simple interest basis on a 360-day year (actual days elapsed), and matures 90 days from the date of disbursement, on or about July 13, 2026. In addition, the Company agreed to pay the lender a one-time processing fee of $1,500 (representing 1% of the principal amount), payable upfront or, at the lender’s option, deducted from the disbursement proceeds. The First Bridge Note does not contain conversion or other equity-linked features and may be prepaid, in whole or in part, at any time without penalty. Upon an Event of Default, outstanding amounts bear interest at an accelerated default rate of 20% per annum, representing a 6% per annum increase over the contractual rate. The First Bridge Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

On April 19, 2026, the Company issued a short-term promissory note (the “Second Bridge Note”) to an unaffiliated third-party lender in the principal amount of $250,000. The Second Bridge Note bears interest at a rate of 20% per annum, computed on a simple interest basis on a 360-day year. The Second Bridge Note was originally scheduled to mature 30 days from the date of disbursement, on or about May 19, 2026; pursuant to a subsequent extension agreement between the Company and the lender, the maturity date was extended by two weeks, to on or about June 2, 2026. In addition, the Company agreed to pay the lender a facilitation fee of $5,000 (representing 2% of the principal amount), which is fully earned on the date of disbursement and payable in full at maturity together with the principal and accrued interest. The Second Bridge Note does not contain conversion or other equity-linked features. Upon an Event of Default, outstanding amounts bear interest at an accelerated default rate of 26% per annum, and a late payment charge equal to 2% of the then-outstanding balance becomes payable. The Second Bridge Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

On May 13, 2026, the Company issued a short-term promissory note (the “Third Bridge Note”) to an unaffiliated third-party lender in the principal amount of $200,000. The Third Bridge Note bears interest at a rate of 20% per annum, computed on a simple interest basis on a 360-day year, and matures 30 days from the date of disbursement, on or about June 12, 2026. In addition, the Company agreed to pay the lender a facilitation fee of $4,000 (representing 2% of the principal amount), which is fully earned on the date of disbursement and payable in full at maturity together with the principal and accrued interest. The Third Bridge Note does not contain conversion or other equity-linked features. Upon an Event of Default, outstanding amounts bear interest at an accelerated default rate of 26% per annum, and a late payment charge equal to 2% of the then-outstanding balance becomes payable. The Third Bridge Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

Convertible Promissory Note Issuances

On April 2, 2026, the Company closed three separate convertible note financings with three unaffiliated accredited investors, with aggregate face principal of $350,000, aggregate gross purchase proceeds of $335,000, and an aggregate of 155,262 restricted shares of the Company’s common stock issued as commitment shares. Each note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and the commitment shares associated with each note were deemed earned in full as of the applicable closing date. The material terms of the individual transactions are summarized below.

On April 2, 2026, the Company issued a convertible promissory note (the “First Convertible Note”) to an institutional accredited investor in the original principal amount of $150,000, for a purchase price of $135,000, reflecting an original issue discount of $15,000. The investor withheld $4,000 from the purchase price to cover legal fees and $5,000 to cover due diligence costs, resulting in net proceeds to the Company of approximately $126,000. The First Convertible Note carries a one-time interest charge of 12% applied to the principal amount on the issuance date, equal to $18,000, which is guaranteed and fully earned as of the issuance date, resulting in a total repayment obligation of $168,000. Repayment is structured through nine scheduled amortization payments — eight installments of $18,750 commencing 120 days after the closing date and continuing at thirty-day intervals thereafter, with a final payment of the remaining outstanding balance due on March 30, 2027 (the maturity date per the underlying note). The Company issued the investor 50,000 restricted shares of common stock as additional consideration for the purchase of the First Convertible Note, deemed earned in full as of the closing date, and granted the investor piggyback registration rights with respect to such shares and the shares of common stock issuable upon conversion. Following an Event of Default or a failure by the Company to pay any scheduled amortization payment, the holder has the right to convert outstanding amounts into shares of the Company’s common stock at a conversion price equal to 65% of the lowest traded price of the common stock during the fifteen (15) trading days immediately preceding the applicable conversion date, subject to a 4.99% beneficial ownership limitation. Upon the occurrence of an Event of Default, amounts outstanding become due at 150% of the then-outstanding principal, accrued interest, and applicable fees. The First Convertible Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D promulgated thereunder. The related Securities Purchase Agreement was executed on March 30, 2026, with closing occurring on April 2, 2026 upon the Company’s receipt of the purchase price. Proceeds were applied to working capital and general corporate purposes.

On April 2, 2026, the Company issued a convertible promissory note (the “Second Convertible Note”) to an accredited investor in the principal amount of $50,000, for a purchase price of $50,000. The Second Convertible Note carries a one-time guaranteed interest charge of 15% per annum for twelve months, applied to the principal on the issuance date and payable in a lump sum at maturity, resulting in a total repayment obligation of $57,500 due on April 2, 2027. Any unpaid amounts not satisfied by the maturity date bear interest at the lesser of 25% per annum or the maximum amount permitted by applicable law. The Company issued the investor 26,315 restricted shares of common stock as additional consideration for the purchase of the Second Convertible Note, deemed earned in full as of the closing date. Following an Event of Default, the holder may elect to convert outstanding principal, accrued interest, and applicable penalties into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price of the common stock during the twenty (20) trading days immediately preceding the delivery of a conversion notice, subject to a 4.99% beneficial ownership limitation. Upon the occurrence of an Event of Default, amounts outstanding become due at 150% of outstanding principal plus accrued interest and fees. The related Securities Purchase Agreement contains a most-favored-nation provision in favor of the investor. The Second Convertible Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

On April 2, 2026, the Company issued a convertible promissory note (the “Third Convertible Note”) to an accredited investor in the principal amount of $150,000, for a purchase price of $150,000. The Third Convertible Note carries a one-time guaranteed interest charge of 15% per annum for twelve months, applied to the principal on the issuance date and payable in a lump sum at maturity, resulting in a total repayment obligation of $172,500 due on April 2, 2027. Any unpaid amounts not satisfied by the maturity date bear interest at the lesser of 25% per annum or the maximum amount permitted by applicable law. The Company issued the investor 78,947 restricted shares of common stock as additional consideration for the purchase of the Third Convertible Note, deemed earned in full as of the closing date. Following an Event of Default, the holder may elect to convert outstanding principal, accrued interest, and applicable penalties into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price of the common stock during the twenty (20) trading days immediately preceding the delivery of a conversion notice, subject to a 4.99% beneficial ownership limitation. Upon the occurrence of an Event of Default, amounts outstanding become due at 150% of outstanding principal plus accrued interest and fees. The related Securities Purchase Agreement contains a most-favored-nation provision in favor of the investor. The Third Convertible Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

On April 20, 2026, the Company entered into a Securities Purchase Agreement with an institutional lender, pursuant to which the Company issued a convertible promissory note (the “Note”) with a face principal amount of $146,160, including an original issue discount of $15,660, for a purchase price of $130,500. Net proceeds to the Company, after deducting a $5,000 placement agent fee, $2,000 in legal fee reimbursement, and a $3,500 due diligence fee retained by the lender, were approximately $120,000. The Note carries a one-time interest charge of 12% applied to the principal on the issuance date, equal to $17,539, resulting in a total repayment obligation of $163,699. Repayment is structured in five mandatory installments commencing October 30, 2026, with a final installment of $32,222 due February 28, 2027. The Company has a five-day grace period with respect to each scheduled payment and may prepay in full at any time without penalty.

Following an Event of Default, the holder has the right to convert outstanding amounts into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price of the common stock during the 10 trading days immediately preceding the applicable conversion date, subject to a 4.99% beneficial ownership limitation. Upon the occurrence and continuation of an Event of Default, amounts outstanding become due at 150% of the then-outstanding principal, accrued interest, and applicable fees, escalating to 200% in certain circumstances. The Note was issued in a private placement exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

On April 28, 2026, the Company issued a convertible promissory note (the “Note”) to an individual accredited investor in the initial principal amount of $500,000. The Note bears interest at a rate of 20% per annum on the unpaid principal balance and matures 270 days from the date of issuance, on or about January 23, 2027. Any unpaid principal and accrued interest not previously converted shall be due and payable on the Maturity Date, subject to acceleration upon an Event of Default. The holder may elect, at any time on or prior to the Maturity Date, to convert outstanding principal and accrued interest into shares of the Company’s common stock at a conversion price equal to the lower of (i) $5.12 per share or (ii) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Company’s common stock during the three trading days immediately preceding the applicable conversion date. Any fractional shares resulting from a conversion will be settled in cash or rounded up to the nearest whole share at the Company’s election. The Note was issued in a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to the Company’s working capital requirements.

On April 29, 2026, the Company issued a convertible promissory note (the “Note”) to an individual accredited investor in the principal amount of $25,000. The Note bears a one-time guaranteed interest charge of 15% per annum for twelve months, applied to the principal on the issue date and payable in a lump sum at maturity, resulting in a total repayment obligation of $28,750 due on April 29, 2027. Any unpaid amounts not satisfied by the Maturity Date bear interest at the lesser of 25% per annum or the maximum amount permitted by applicable law. Following an Event of Default, the holder may elect to convert outstanding principal, accrued interest, and applicable penalties into shares of the Company’s common stock at a conversion price equal to 65% of the lowest trading price of the common stock during the 20 trading days immediately preceding the delivery of a conversion notice, subject to a 4.99% beneficial ownership limitation. Upon the occurrence of an Event of Default, amounts outstanding become due at 150% of outstanding principal plus accrued interest and fees. The Note was issued in a private placement exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. Proceeds were applied to working capital and general corporate purposes.

Purchase Order Financing Advance

On April 8, 2026, the Company’s wholly owned subsidiary, Keen Labs Operations, Inc., received an additional advance under the previously disclosed factoring and security agreement (as amended) with its lender. Pursuant to a supplier letter agreement among the lender, Keen Labs Operations, Inc., and a third-party vendor, the lender remitted approximately $134,000 directly to the vendor representing the balance due on an approved purchase order, net of a deposit previously paid by Keen Labs Operations, Inc. and a warranty holdback payable upon delivery and acceptance of the goods.

The advance is governed by the existing terms of the facility, with charges accruing at 1.625% per 15-day period from the date of advance until the related invoice is verified and funded. The obligation is secured by substantially all assets of the applicable obligors under the facility’s cross-collateralization and cross-default provisions and is guaranteed by the Company.

Conversion Activity Under SEPA Convertible Promissory Note

On April 21, 2026, the holder of the Company’s outstanding convertible promissory note dated December 17, 2024 (issued in connection with the Company’s previously disclosed Standby Equity Purchase Agreement) submitted a conversion notice with respect to a portion of the outstanding balance under such note. Pursuant to the conversion, $190,000 of outstanding principal and $5,126.30 of accrued interest, representing a total conversion amount of $195,126.30, were converted into 34,620 shares of the Company’s common stock and delivered to the holder’s designated brokerage account. Following this conversion, the remaining outstanding principal balance under the note was approximately $801,135.

On May 5, 2026, the holder submitted an additional conversion notice with respect to a further portion of the outstanding balance under the same note. Pursuant to the conversion, $201,135.29 of outstanding principal and $2,169.06 of accrued interest, representing a total conversion amount of $203,304.35, were converted into 37,931 shares of the Company’s common stock and delivered to the holder’s designated brokerage account. Following this conversion, the remaining outstanding principal balance under the note is $600,000.

The shares issued in each of the foregoing conversions were issued in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended, as conversions of an existing security of the same issuer without additional consideration.

Conversion of Convertible Promissory Note

On May 11, 2026, the holder of the Company’s previously disclosed convertible promissory note dated December 8, 2025 submitted a notice of conversion under such note. Pursuant to the conversion, $1,084,384, representing outstanding principal together with accrued but unpaid interest, was converted into 210,944 shares of the Company’s common stock. The shares were issued in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended, as a conversion of an existing security of the same issuer without additional consideration. The note was fully satisfied and cancelled upon completion of the conversion.

Settlement of DeliveryCircle, LLC Earn-Out

On April 23, 2026, the Company entered into a settlement and termination agreement with the seller and former chief executive officer of the Company’s DeliveryCircle, LLC subsidiary to fully and finally resolve all obligations under the contingent earn-out arrangement for the measurement year of 2024 and 2025 entered into in connection with the Company’s prior acquisition of DeliveryCircle, LLC. The agreement extinguished the Company’s accrued earn-out obligations for the 2024 and 2025 measurement periods in full, resulting in a gain on extinguishment of approximately $167,162.

NOTE 20: SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below or within these consolidated financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in these consolidated financial statements.

Non-Cash Asset Agreement

On January 1, 2026, the Company transferred all HVAC business assets and operations conducted under the Air Temp Service Co. trade name to A.T.S. Heating & Cooling LLC (“ATS LLC”), a New Jersey limited liability company, pursuant to a Non-Cash Business Asset Transfer Agreement. The transaction involved no cash consideration. ATS LLC did not assume any pre-existing liabilities of the Company, and all obligations arising prior to the Effective Date remain solely with the Company.

The Company retained a 1% non-voting, non-distributing equity interest in ATS LLC solely for participation in a shared health benefits arrangement, and is entitled to 2% of net proceeds should ATS LLC be sold within 24 months of the Effective Date. The Company is subject to a five-year non-compete covenant within ATS LLC’s service territories.

Management does not expect this transaction to have a material adverse effect on the Company’s ongoing operations.

Minority investment in Sun Solar

On January 5, 2026, the Company entered into an acquisition agreement to acquire a 40% equity interest in Sun Solar LLC (“Sun Solar”), a U.S.-based residential and small-commercial solar developer and installer.

Pursuant to the acquisition agreement, the Company acquired 400,000 membership interests, representing 40% of the issued and outstanding membership interests of Sun Solar, from the sole member of Sun Solar. As consideration for the acquired interests, the Company agreed to issue 468,750 shares of its common stock to the seller (the “Exchange Shares”).

The investment is intended to establish Sun Solar as a strategic installation and distribution channel for ConnectM’s home energy and electrification solutions, including solar panels, battery storage systems and related energy technologies developed by the Company’s subsidiary, Keen Labs. In connection with the investment, the Company expects to support Sun Solar’s growth through product supply, technology integration and operational support, including the deployment of solar-plus-storage systems designed to participate in virtual power plant (“VPP”) programs.

The Company is also evaluating consolidating certain of its solar installation activities within the Sun Solar platform and may deploy additional capital to expand installation capacity and geographic reach.

The Company is evaluating the accounting treatment of the investment and currently expects the investment to be accounted for under the equity method as a minority investment, based on the Company’s ownership interest and level of influence over Sun Solar.

Sun Solar Managed Services Agreement

On January 6, 2026, the Company, through its subsidiary Keen Labs Operations, Inc. (“Keen Labs”), entered into a managed services agreement with Sun Solar LLC (“Sun Solar”). Pursuant to the agreement, Keen Labs will provide certain procurement, marketing and lead generation, and working capital loan-related services to Sun Solar.

Under the agreement, Keen Labs is entitled to fees equal to 40% of the gross revenues received by Sun Solar from its customers, calculated on a weekly basis and payable in accordance with the terms of the agreement. The agreement will remain in effect until terminated by either party in accordance with its terms.

The Company expects the agreement to support activity within its Home and Building Electrification business. Revenue, if any, will be recognized in accordance with ASC 606, Revenue from Contracts with Customers, as the underlying services are performed.

Greentech Renewables Heat Pump Distribution Deal

On November 10, 2025, the Company announced it had entered into a distribution agreement with Greentech Renewables (“Greentech”), a U.S. distributor of solar and electrical products, for the sale and distribution of the Company’s Keen-branded high-efficiency heat pumps and related smart controls. The agreement is intended to expand the Company’s distribution reach across Greentech’s national contractor network and support broader adoption of the Company’s heat-pump technology developed by its subsidiary, Keen Labs.

Initial order – In connection with the agreement, Greentech placed an initial purchase order totaling approximately $1,700,000, covering indoor/outdoor hyper-heat units, multizone outdoor units, thermostats, and electric heat kits. This order was fulfilled as of December 31, 2025.

Subsequent orders – Subsequent to December 31, 2025, Greentech placed additional purchase orders for Keen heat pumps and related products. Greentech placed a follow-on order totaling approximately $865,000 in January 2026, and approximately $1,000,000 in February 2026, thereby increasing the cumulative purchase commitments to approximately $1,865,000 subsequent to December 31, 2025.

Acquisition of Harry Kahn Associates, Inc.

In April, 2026, the Company completed the acquisition of Harry Kahn Associates, Inc. (“HKA”). Consideration consisted of 12,500 shares of the Company’s common stock. In connection with the transaction, HKA issued a $203,072 promissory note to the Company. No cash was paid to the sellers and no third-party indebtedness was assumed.

HKA is a leading provider of logistics support analysis databases, technical manuals, and training materials for the U.S. Department of Defense, the U.S. Coast Guard, and major defense OEMs including Boeing, Northrop Grumman, and Lockheed Martin. HKA has maintained an uninterrupted contracting relationship with the Naval Air Systems Command since 1976, holds ISO 9001:2015 certification for technical data development, and has supported programs across all branches of the U.S. military.

The acquisition expands the Company’s technology platform into the defense and government infrastructure market, positioning Keen Labs’ AI and data analytics capabilities to address predictive maintenance, lifecycle sustainment, and logistics intelligence applications across mission-critical military systems. Management believes HKA’s long-standing government relationships and structured operational datasets, combined with the Company’s technology platform, create meaningful growth opportunity in the multi-tens-of-billions-of-dollars global defense sustainment market.

The Company is accounting for the transaction as a business combination under ASC 805 and is in the process of evaluating the related accounting, including the preliminary purchase price allocation. The acquisition is a nonrecognized subsequent event under ASC 855 and therefore is disclosed, but not reflected, in the consolidated financial statements as of December 31, 2025.

Sale of Green Energy Gains

On March 20, 2026, the Company entered into an Asset Purchase Agreement with Forge Team, Inc. pursuant to which the Company agreed to sell certain assets of its Green Energy Gains (“GEG”) business, an energy audit and weatherization operation based in Massachusetts.

The assets sold include the GEG trade name and brand, customer relationships and data, backlog and scheduled appointments, and certain equipment and other tangible assets. The transaction excludes cash, accounts receivable, and liabilities, all of which were retained by the Company.

Total consideration for the transaction is $100,000, consisting of $50,000 payable at closing and $50,000 subject to holdback provisions tied to the delivery of certain disclosures and the successful transition of operations.

The Company has agreed to provide transition support services for a period of up to 60 days following closing. In addition, the Company remains responsible for liabilities associated with services performed prior to closing.

Reverse stock split

At a special meeting of stockholders held on January 15, 2026, the stockholders approved a reverse stock split of the Company’s Common Stock at a ratio between 1-for-5 and 1-for-50, with the final ratio to be determined by the Company’s Board of Directors.

On March 26, 2026, the Board of Directors approved a 1-for-32 reverse stock split and authorized the Company to effect the reverse stock split at 4:01 p.m. (Eastern Time) on April 17, 2026, with trading on a split-adjusted basis expected to commence on April 20, 2026, subject to regulatory approval and completion of applicable procedures. The reverse stock split will result in one share of Common Stock being issued for each 32 shares outstanding, with fractional shares rounded up to the nearest whole share.

The Company has filed, or is in the process of filing, the necessary documentation with applicable regulatory authorities, including FINRA, and is coordinating with its transfer agent and other parties to effect the reverse stock split.

Convertible note agreement issuances

Subsequent to December 31, 2025, the Company issued several unsecured convertible promissory notes to certain investors for aggregate gross proceeds of approximately $2,125,150. During January 2026, the Company issued four convertible promissory notes with aggregate principal of $1,077,150, and in February 2026, the Company issued two convertible promissory notes with principal of $478,000.

In addition, in March and April 2026, the Company issued additional convertible promissory notes with aggregate principal of $570,000, including (i) $224,000 issued on March 30, 2026, (ii) $150,000 issued on March 30, 2026, and (iii) an aggregate of $200,000 issued on April 2, 2026.

The notes bear interest and are convertible into shares of the Company’s common stock at the option of the holders in accordance with their respective terms. In certain instances, the Company issued shares of common stock as additional consideration in connection with these financings, and the notes may be issued at a discount to face value.

The notes were issued in private placements exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) and/or Regulation D. Proceeds were used for general corporate purposes and working capital.

Promissory note agreement and term loan issuances

Subsequent to December 31, 2025, the Company entered into several promissory note and term loan agreements with certain lenders, providing aggregate gross proceeds of approximately $1,310,000.

During January and February 2026, the Company issued multiple promissory notes, including notes with principal amounts of $500,000, and $230,000. In addition, the Company entered into term loan agreements with principal amounts of $500,000 and $80,000 with third-party lenders.

The promissory notes generally bear interest and mature within their respective contractual terms, and the term loans are repayable pursuant to scheduled principal and interest payments over their contractual terms.

In February 2026, the Company also entered into a first amendment to one of the previously issued promissory note agreements, which modified certain terms of the related financing.

The proceeds from these financings were used for working capital and general corporate purposes.

Merchant cash advance

On February 6, 2026, the Company entered into a business loan and security agreement with a lender pursuant to which it received $200,000 in funding (the “Initial MCA”). Under the terms of the agreement, the Company was required to make 24 weekly payments of approximately $11,833 for a total repayment amount of $284,000. The proceeds were used for working capital and general corporate purposes.

On March 16, 2026, the Company entered into a new business loan and security agreement with a lender for $650,000 (the “Refinanced MCA”), which refinanced and replaced the Initial MCA. After deducting an origination fee of approximately $32,800, the payoff of the remaining balance on the Initial MCA, and other applicable fees, net proceeds of approximately $428,400 were disbursed to the Company. The Refinanced MCA requires 36 weekly payments of approximately $25,639 for a total repayment amount of $923,000 and matures in November 2026. The agreement is secured by substantially all assets of the Company and certain of its subsidiaries, and is personally guaranteed by an officer of the Company. The proceeds were used for working capital and general corporate purposes. The agreement contains customary covenants, including restrictions on additional indebtedness and a prohibition on stacking (entering into additional merchant cash advances or similar financing arrangements without the lender’s consent). Early repayment is permitted without penalty, subject to a potential discount on interest as specified in the agreement.

On March 24, 2026, the Company entered into an additional business loan and security agreement with a lender pursuant to which it received $350,000 in funding. After deducting an origination fee of approximately $14,263, the Company received net proceeds of approximately $335,738, subject to potential reductions for repayment of prior obligations or other fees. The agreement requires 36 weekly payments of approximately $13,806 for a total repayment amount of $497,000 and matures on December 1, 2026.

The agreements are secured by substantially all assets of the Company and certain of its subsidiaries and include customary covenants, including restrictions on additional indebtedness and limitations on entering into additional merchant cash advance or similar financing arrangements without lender consent. Early repayment is permitted without penalty, subject to potential reductions in interest or fees as specified in the agreements. The proceeds from these financings were used for working capital and general corporate purposes.

Factoring and purchase order financing arrangement

On March 9, 2026, the Company, through its subsidiary Keen Labs Operations, Inc., entered into an addendum to its existing factoring and security agreement with a lender. The arrangement provides working capital through the purchase of receivables and approved purchase order financing, including supplier payments made directly by the lender.

Pursuant to the addendum, Keen Labs Operations, Inc. was added as an additional obligor and is jointly and severally liable with affiliated entities. The obligations are secured by substantially all assets of the applicable entities and include cross-collateralization and cross-default provisions.

The facility also includes customary enforcement mechanisms typical for arrangements of this type, including the ability to accelerate obligations and pursue collection remedies upon an event of default.